PROJECT ASSETS - Schedule of Project Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
PROJECT ASSETS
Project assets - Module cost	$ 3,877,147	$ 4,616,399
Project assets - Development and construction cost	23,367,183	32,112,215
Project assets - Others	1,026,662	1,919,237
Total project assets	28,270,992	38,647,851
Current portion	24,992,068	32,125,312
Non-current portion	$ 3,278,924	$ 6,522,539